Long-term debt - Additional Information (Detail) CAD in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CAD	Mar. 25, 2017 USD ($)	Dec. 11, 2016 USD ($)	Dec. 11, 2016 CAD	Mar. 26, 2016 USD ($)
Line of Credit Facility [Line Items]
Outstanding letters of credit			$ 0.9			$ 1.0
Montreal Head Office and Store [Member]
Line of Credit Facility [Line Items]
Capital lease asset				$ 6.5	CAD 8.7
Capital lease obligation				8.7	11.6
Lease period			20 years
Annual rent rate				1.6	2.2
Montreal Head Office and Store [Member] | Other Long-term Liabilities [Member]
Line of Credit Facility [Line Items]
Non-cash gain				$ 2.2	CAD 2.9
Investissement Quebec [Member]
Line of Credit Facility [Line Items]
Reduction of monthly capital requirements	$ 1.5	CAD 2.0
Minimum capital ratio required			1.15
Investissement Quebec [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Adjusted long-term debt to adjusted net assets ratio			2.5